Fair Value of Financial Instruments (Estimated Fair Values of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial assets:
Cash and cash equivalents, Carrying Amount	$ 74,445	$ 20,061	$ 71,286	$ 117,587	$ 67,017
Financial liabilities:
Seller financing, Carrying Amount		3,010	7,642
First lien secured term loan			206,000
Senior Notes, Carrying Amount		283,483
Notes payable, Carrying Amount	10,961	74,009	30,541
Financial assets:
Cash and cash equivalents, Fair value	74,445	20,061	71,286
Financial liabilities:
Seller financing, Fair value		3,010	7,642
Notes payable, Fair value	13,129	74,009
Construction Notes Payable [Member]
Financial liabilities:
Notes payable, Carrying Amount		70,999	22,899
Financial liabilities:
Notes payable, Fair value		70,999	22,899
Senior Secured Term Loan Due 2014
Financial liabilities:
First lien secured term loan		206,000	206,000
Financial liabilities:
Senior Secured Debt, Fair value		235,000	230,800
7 5/8% Senior Notes Due December 15, 2012 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		66,704	66,704
Financial liabilities:
Senior Notes, Fair value		20,469	56,785
10 3/4% Senior Notes Due April 1, 2013 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		138,912	138,619
Financial liabilities:
Senior Notes, Fair value		40,614	119,933
7 1/2% Senior Notes Due February 15, 2014 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		77,867	77,867
Financial liabilities:
Senior Notes, Fair value		21,742	56,049
Senior Secured Term Loan Due 2015 [Member]
Financial liabilities:
First lien secured term loan	235,000	206,000
Financial liabilities:
Senior Secured Debt, Fair value	243,600	235,000
Senior Subordinated Secured Notes Due 2017 [Member]
Financial liabilities:
First lien secured term loan	75,916
Financial liabilities:
Senior Secured Debt, Fair value	$ 98,200